EXHIBIT 99.1

MONTHLY SERVICER'S CERTIFICATE

CARMAX BUSINESS SERVICES, LLC

CARMAX AUTO OWNER TRUST

SERIES 2012-2

Collection Period	08/01/13-08/31/13
Determination Date	9/9/2013
Distribution Date	9/16/2013

Pool Balance

1.	Pool Balance on the close of the last day of the preceding Collection Period				$590,264,135.49
2.	Collections allocable to Principal				$21,298,865.12
3.	Purchase Amount allocable to Principal				$0.00
4.	Defaulted Receivables				$1,495,395.16

5.	Pool Balance on the close of the last day of the related Collection Period (Ln1 - Ln2 - Ln3 - Ln4)				$567,469,875.21
6.	Total number of Receivables outstanding on the close of the last day of the related Collection Period				42,155
7.	Initial Pool Balance				$940,000,035.43

			Beginning of Period	End of Period
8.	Note Balances
	a.	Class A-1 Note Balance	$0.00		$0.00
	b.	Class A-2 Note Balance	$92,361,494.14		$69,795,176.46
	c.	Class A-3 Note Balance	$327,000,000.00		$327,000,000.00
	d.	Class A-4 Note Balance	$112,360,000.00		$112,360,000.00
	e.	Class B Note Balance	$19,740,000.00		$19,740,000.00
	f.	Class C Note Balance	$16,920,000.00		$16,920,000.00
	g.	Class D Note Balance	$15,980,000.00		$15,980,000.00

	h.	Note Balance (sum a - g)	$584,361,494.14		$561,795,176.46

9.	Pool Factors
	a.	Class A-1 Note Pool Factor	0.0000000		0.0000000
	b.	Class A-2 Note Pool Factor	0.3173935		0.2398460
	c.	Class A-3 Note Pool Factor	1.0000000		1.0000000
	d.	Class A-4 Note Pool Factor	1.0000000		1.0000000
	e.	Class B Note Pool Factor	1.0000000		1.0000000
	f.	Class C Note Pool Factor	1.0000000		1.0000000
	g.	Class D Note Pool Factor	1.0000000		1.0000000

	h.	Note Pool Factor	0.6216612		0.5976544

10.	Overcollateralization Target Amount				$5,674,698.75

11.	Current overcollateralization amount (Pool Balance - Note Balance)				$5,674,698.75

12.	Weighted Average Coupon			%	9.14%
13.	Weighted Average Original Term			months	66.18
14.	Weighted Average Remaining Term			months	48.28

Collections

15.	Finance Charges:
	a.	Collections allocable to Finance Charge			$4,694,478.50
	b.	Liquidation Proceeds allocable to Finance Charge			$1,798.75
	c.	Purchase Amount allocable to Finance Charge			$0.00

	d.	Available Finance Charge Collections (sum a - c)			$4,696,277.25

16.	Principal:
	a.	Collections allocable to Principal			$21,298,865.12
	b.	Liquidation Proceeds allocable to Principal			$694,460.86
	c.	Purchase Amount allocable to Principal			$0.00

	d.	Available Principal Collections (sum a - c)			$21,993,325.98

17.	Total Finance Charge and Principal Collections (15d+16d)				$26,689,603.23
18.	Interest Income from Collection Account				$1,538.81
19.	Simple Interest Advances				$0.00

20.	Available Collections (Ln17+18+19)				$26,691,142.04

Available Funds

21.	Available Collections		$26,691,142.04
22.	Reserve Account Draw Amount		$0.00

23.	Available Funds		$26,691,142.04

Application of Available Funds

24.	Servicing Fee
	a.	Monthly Servicing Fee	$491,886.78
	b.	Amount Unpaid from Prior Months	$0.00
	c.	Amount Paid	$491,886.78

	d.	Shortfall Amount (a + b - c)	$0.00

25.	Unreimbursed Servicer Advances		$0.00

26.	Backup Servicing Fees and Unpaid Transition Expenses
	a.	Monthly Servicing Fee	$3,689.15
	b.	Unpaid Transition Expenses and Indemnity Amounts (Capped at $175,000)	$0.00
	c.	Other Unpaid Backup Servicing Fees	$0.00
	d.	Amount Paid	$3,689.15

	e.	Shortfall Amount (a + b + c - d)	$0.00

27.	Class A Noteholder Interest Amounts
	a.	Class A-1 Monthly Interest	$0.00
	b.	Additional Note Interest related to Class A-1 Monthly Interest	$0.00
	c.	Interest Due on Additional Note Interest related to Class A-1 Monthly Interest	$0.00

	d.	Total Class A-1 Note Interest (sum a - c)	$0.00

	e.	Class A-2 Monthly Interest	$49,259.46
	f.	Additional Note Interest related to Class A-2 Monthly Interest	$0.00
	g.	Interest Due on Additional Note Interest related to Class A-2a Monthly Interest	$0.00

	h.	Total Class A-2 Note Interest (sum e - g)	$49,259.46

	i.	Class A-3 Monthly Interest	$228,900.00
	j.	Additional Note Interest related to Class A-3 Monthly Interest	$0.00
	k.	Interest Due on Additional Note Interest related to Class A-3 Monthly Interest	$0.00

	l.	Total Class A-3 Note Interest (sum i - k)	$228,900.00

	m.	Class A-4 Monthly Interest	$108,614.67
	n.	Additional Note Interest related to Class A-4 Monthly Interest	$0.00
	o.	Interest Due on Additional Note Interest related to Class A-4 Monthly Interest	$0.00

	p.	Total Class A-4 Note Interest (sum m - o)	$108,614.67

28.	Priority Principal Distributable Amount		$0.00

29.	Class B Noteholder Interest Amount
	a.	Class B Monthly Interest	$28,458.50
	b.	Additional Note Interest related to Class B Monthly Interest	$0.00
	c.	Interest Due on Additional Note Interest related to Class B Monthly Interest	$0.00

	d.	Total Class B Note Interest (sum a - c)	$28,458.50

30.	Secondary Principal Distributable Amount		$0.00

31.	Class C Noteholder Interest Amount
	a.	Class C Monthly Interest	$29,328.00
	b.	Additional Note Interest related to Class C Monthly Interest	$0.00
	c.	Interest Due on Additional Note Interest related to Class C Monthly Interest	$0.00

	d.	Total Class C Note Interest (sum a - c)	$29,328.00

32.	Tertiary Principal Distributable Amount		$911,618.93

33.	Class D Noteholder Interest Amount
	a.	Class D Monthly Interest	$40,216.33
	b.	Additional Note Interest related to Class D Monthly Interest	$0.00
	c.	Interest Due on Additional Note Interest related to Class D Monthly Interest	$0.00

	d.	Total Class D Note Interest (sum a - c)	$40,216.33

34.	Quaternary Principal Distributable Amount		$15,980,000.00

35.	Required Payment Amount (Ln 24 + Ln 26 + (sum of Ln 27 through Ln 34))		$17,871,971.82

36.	Reserve Account Deficiency		$0.00

37.	Regular Principal Distributable Amount		$5,674,698.75

38.	Remaining Unpaid Servicer Transition Expenses, if any		$0.00

39.	Additional Servicing Fees, if any		$0.00

40.	Remaining Unpaid Backup Servicer Indemnity Amounts, if any		$0.00

Collection Account Activity

41.	Deposits
	a.	Total Daily Deposits of Finance Charge Collections	$4,696,277.25
	b.	Total Daily Deposits of Principal Collections	$21,993,325.98
	c.	Withdrawal from Reserve Account	$0.00
	d.	Interest Income	$1,538.81

	e.	Total Deposits to Collection Account (sum a - d)	$26,691,142.04

42.	Withdrawals
	a.	Servicing Fee and Unreimbursed Servicer Advances	$491,886.78
	b.	Backup Servicing Fee and Unreimbursed Backup Servicer Advances	$3,689.15
	c.	Deposit to Note Payment Account for Monthly Note Interest/Principal	$23,051,094.64
	d.	Deposit to Reserve Account	$0.00
	e.	Excess Collections (Deposit to Certificate Payment Account for payment to Certificateholder)	$3,144,471.47

	f.	Total Withdrawals from Collection Account (sum a - e)	$26,691,142.04

Note Payment Account Activity

43.	Deposits
	a.	Class A-1 Interest Distribution	$0.00
	b.	Class A-2 Interest Distribution	$49,259.46
	c.	Class A-3 Interest Distribution	$228,900.00
	d.	Class A-4 Interest Distribution	$108,614.67
	e.	Class B Interest Distribution	$28,458.50
	f.	Class C Interest Distribution	$29,328.00
	g.	Class D Interest Distribution	$40,216.33
	h.	Class A-1 Principal Distribution	$0.00
	i.	Class A-2 Principal Distribution	$22,566,317.68
	j.	Class A-3 Principal Distribution	$0.00
	k.	Class A-4 Principal Distribution	$0.00
	l.	Class B Principal Distribution	$0.00
	m.	Class C Principal Distribution	$0.00
	n.	Class D Principal Distribution	$0.00

	o.	Total Deposits to Note Payment Account (sum a - n)	$23,051,094.64

44.	Withdrawals
	a.	Class A-1 Distribution	$0.00
	b.	Class A-2 Distribution	$22,615,577.14
	c.	Class A-3 Distribution	$228,900.00
	d.	Class A-4 Distribution	$108,614.67
	e.	Class B Distribution	$28,458.50
	f.	Class C Distribution	$29,328.00
	g.	Class D Distribution	$40,216.33

	h.	Total Withdrawals from Note Payment Account (sum a - g)	$23,051,094.64

Certificate Payment Account Activity

45.	Deposits
	a.	Excess Collections	$3,144,471.47
	b.	Reserve Account surplus (Ln 55)	$156.38

	c.	Total Deposits to Certificate Payment Account (sum a - b)	$3,144,627.85

46.	Withdrawals
	a.	Certificateholder Distribution	$3,144,627.85

	b.	Total Withdrawals from Certificate Payment Account	$3,144,627.85

Required Reserve Account Amount

47.	Lesser of: (a or b)
	a.	$2,350,000.09	$2,350,000.09
	b.	Note Balance	$561,795,176.46

48.	Required Reserve Account Amount		$2,350,000.09

Reserve Account Reconciliation

49.	Beginning Balance (as of end of preceding Distribution Date)			$2,350,000.09
50.	Investment Earnings			$156.38
51.	Reserve Account Draw Amount			$0.00

52.	Reserve Account Amount (Ln 49 + Ln 50 - Ln 51)			$2,350,156.47
53.	Deposit from Available Funds (Ln 42d)			$0.00
54.	If Reserve Account Balance exceeds Required Reserve Account Amount, payment to
	a.	the Note Payment Account for the payment of principal to the extent of any unfunded Regular Principal Distribution Amount; and		$0.00
	b.	any Successor Servicer for the payment of any unfunded Transition Costs and Additional Servicing Fee		$0.00
55.	Payment to Certificateholder if Reserve Account Balance exceeds Required Reserve Account Amount and to the extent no unfunded amounts described in Ln 54 exist			$156.38

56.	Ending Balance (Ln52 + Ln53 - Ln54 - Ln55)			$2,350,000.09
57.	Reserve Account Deficiency (Ln48 - Ln56)			$0.00

Instructions to the Trustee

58.	Amount to be deposited from the Reserve Account into the Collection Account			$0.00
59.	Amount to be paid to Servicer from the Collection Account			$491,886.78
60.	Amount to be paid to Backup Servicer from the Collection Account			$3,689.15
61.	Amount to be deposited from the Collection Account into the Note Payment Account			$23,051,094.64
62.	Amount to be deposited from the Collection Account into the Certificate Payment Account			$3,144,471.47
63.	Amount to be deposited from the Collection Account into the Reserve Account			$0.00
64.	Amount to be deposited from the Reserve Account, if Reserve Account Balance exceeds Required Reserve Account Amount, into
	a.	the Note Payment Account for any unfunded Regular Principal Distributable Amount		$0.00
	b.	the Certificate Payment Account for payment to the Certificateholder, if no unfunded Regular Principal distributable amount exists		$156.38
65.	Amount to be paid to Class A-1 Noteholders from the Note Payment Account			$0.00
66.	Amount to be paid to Class A-2 Noteholders from the Note Payment Account			$22,615,577.14
67.	Amount to be paid to Class A-3 Noteholders from the Note Payment Account			$228,900.00
68.	Amount to be paid to Class A-4 Noteholders from the Note Payment Account			$108,614.67
69.	Amount to be paid to Class B Noteholders from the Note Payment Account			$28,458.50
70.	Amount to be paid to Class C Noteholders from the Note Payment Account			$29,328.00
71.	Amount to be paid to Class D Noteholders from the Note Payment Account			$40,216.33
72.	Amount to be paid to Certificateholders from the Certificate Payment Account with respect to Excess Collections and Reserve Account surplus			$3,144,627.85

Net Loss and Delinquency Activity

73.	Net Losses with respect to preceding Collection Period			$799,135.55
74.	Cumulative Net Losses			$8,070,838.96
75.	Cumulative Net Loss Percentage			0.8586%

			Number of Loans	Principal Balance
76.	Delinquency Analysis
	a.	31 to 60 days past due	995	$14,224,199.76
	b.	61 to 90 days past due	363	$5,153,039.83
	c.	91 or more days past due	129	$1,600,737.77

	d.	Total Past Due (sum a-c)	1,487	20,977,977.36

Servicer Covenant

77.	CarMax, Inc Consolidated Tangible Net Worth as of the end of the Related Fiscal Quarter			$3,065,301,000.00
78.	Is CarMax, Inc Consolidated Tangible Net Worth greater than $1,000,000,000?			Yes

IN WITNESS WHEREOF, the undersigned has duly executed this certificate on September 09, 2013.

CARMAX BUSINESS SERVICES, LLC

As Servicer

By:	/s/ Thomas W. Reedy

Name:	Thomas W. Reedy

Title:	Executive Vice President & Chief Financial Officer